Mainland China Contribution Plan and Profit Appropriation - Additional Information (Details) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Compensation And Retirement Disclosure [Abstract]
Total provisions	$ 1,614,246	$ 2,708,316	$ 4,000,211